Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Dividend Declared [Member]	Jan. 14, 2013 Maximum [Member]
Subsequent Event [Line Items]
Percentage of annual profits that may be allocated to dividends			50.00%
Dividend declaration date	Mar. 18, 2013
Dividend declared per share	$ 0.55
Dividend, date payable	Apr. 17, 2013
Dividend payable, date of record	Apr. 04, 2013
Subsequent event, amount		$ 3.9